Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000198375
Shareholder Report [Line Items]
Fund Name	iShares U.S. Consumer Focused ETF
Trading Symbol	IEDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 2.61%.

  For the same period, the S&P Total Market Index returned 19.67%.

What contributed to performance?

The consumer discretionary sector was the largest contributor to the Fund’s return during the reporting period. Value-seeking shoppers drove off-price apparel retailers higher, as they sought branded clothing and home goods at deep discounts amid elevated pricing pressures. In the broadline retail segment, a major online retailer benefited from accelerating growth in its web services division, driven by artificial intelligence demand, strong retail and advertising profits. Consumer staples stocks also contributed, particularly in the consumer staples merchandise retail segment. A major discount retailer was supported by strong e-commerce growth, surging high-margin advertising revenue, market-share gains from upper-income shoppers, and resilient grocery performance.

What detracted from performance?

During the reporting period, home improvement retail stocks detracted from the Fund’s return. Amid a stagnant housing market, cautious consumer spending slowed demand for large, big-ticket home renovation projects.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index
Mar 18	$9,884	$9,736
Apr 18	$10,112	$9,770
May 18	$10,216	$10,046
Jun 18	$10,538	$10,113
Jul 18	$10,796	$10,451
Aug 18	$11,415	$10,814
Sep 18	$11,506	$10,832
Oct 18	$10,743	$10,029
Nov 18	$10,864	$10,230
Dec 18	$9,978	$9,276
Jan 19	$10,747	$10,075
Feb 19	$11,043	$10,429
Mar 19	$11,391	$10,579
Apr 19	$11,848	$11,000
May 19	$11,024	$10,290
Jun 19	$11,845	$11,011
Jul 19	$12,062	$11,173
Aug 19	$12,058	$10,947
Sep 19	$12,285	$11,136
Oct 19	$12,350	$11,373
Nov 19	$12,617	$11,803
Dec 19	$12,936	$12,143
Jan 20	$12,849	$12,128
Feb 20	$11,890	$11,135
Mar 20	$10,356	$9,597
Apr 20	$11,984	$10,870
May 20	$12,810	$11,453
Jun 20	$13,198	$11,717
Jul 20	$14,247	$12,379
Aug 20	$15,637	$13,269
Sep 20	$15,261	$12,781
Oct 20	$14,873	$12,508
Nov 20	$16,399	$14,037
Dec 20	$16,779	$14,667
Jan 21	$16,494	$14,620
Feb 21	$16,637	$15,088
Mar 21	$17,446	$15,613
Apr 21	$18,493	$16,415
May 21	$18,128	$16,489
Jun 21	$18,709	$16,907
Jul 21	$18,994	$17,198
Aug 21	$19,367	$17,690
Sep 21	$18,514	$16,887
Oct 21	$19,578	$18,021
Nov 21	$19,817	$17,756
Dec 21	$20,371	$18,430
Jan 22	$18,694	$17,324
Feb 22	$18,130	$16,888
Mar 22	$18,525	$17,435
Apr 22	$17,164	$15,863
May 22	$16,151	$15,831
Jun 22	$14,757	$14,500
Jul 22	$16,592	$15,860
Aug 22	$16,121	$15,261
Sep 22	$14,825	$13,838
Oct 22	$15,824	$14,968
Nov 22	$16,809	$15,758
Dec 22	$15,659	$14,831
Jan 23	$16,909	$15,865
Feb 23	$16,177	$15,498
Mar 23	$16,489	$15,905
Apr 23	$16,903	$16,065
May 23	$16,391	$16,135
Jun 23	$17,647	$17,240
Jul 23	$18,242	$17,861
Aug 23	$17,873	$17,511
Sep 23	$16,867	$16,673
Oct 23	$16,691	$16,224
Nov 23	$18,148	$17,747
Dec 23	$19,458	$18,696
Jan 24	$19,625	$18,903
Feb 24	$21,358	$19,930
Mar 24	$21,916	$20,574
Apr 24	$20,534	$19,667
May 24	$21,062	$20,601
Jun 24	$21,498	$21,241
Jul 24	$21,629	$21,631
Aug 24	$22,175	$22,094
Sep 24	$23,071	$22,549
Oct 24	$22,648	$22,388
Nov 24	$24,763	$23,879
Dec 24	$23,782	$23,160
Jan 25	$25,037	$23,870
Feb 25	$24,580	$23,419
Mar 25	$22,751	$22,032
Apr 25	$22,914	$21,880
May 25	$23,941	$23,282
Jun 25	$24,478	$24,475
Jul 25	$24,609	$25,033
Aug 25	$25,393	$25,602
Sep 25	$25,230	$26,486
Oct 25	$24,348	$27,068
Nov 25	$24,772	$27,111
Dec 25	$24,716	$27,109
Jan 26	$25,627	$27,532
Feb 26	$25,994	$27,381
Mar 26	$24,357	$26,029
Apr 26	$25,603	$28,743
May 26	$24,646	$30,230
Jun 26	$24,714	$30,121
Jul 26	$25,251	$29,958

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.61%	5.86%	11.71%
S&P Total Market Index...
	19.67	11.74	14.03

Performance Inception Date	Mar. 21, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 27,998,423
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 52,202
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$27,998,423
Number of Portfolio Holdings...
188
Net Investment Advisory Fees...
$52,202
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
36.6%
Consumer Staples Distribution & Retail...
22.7
Hotels, Restaurants & Leisure...
14.5
Broadline Retail...
9.8
Textiles, Apparel & Luxury Goods...
2.8
Financial Services...
2.3
Entertainment...
1.5
Ground Transportation...
1.4
Commercial Services & Supplies...
1.4
Trading Companies & Distributors...
1.2
OtherFootnote Reference(b)...
5.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Walmart, Inc...
9.6%
Home Depot, Inc. (The)...
9.6
Amazon.com, Inc...
8.9
Costco Wholesale Corp...
8.0
TJX Cos., Inc. (The)...
6.5
Lowe's Cos., Inc...
4.6
Ross Stores, Inc...
3.9
O'Reilly Automotive, Inc...
3.0
Starbucks Corp...
1.9
Chipotle Mexican Grill, Inc., Class A...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

C000198380
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Independence Focused ETF
Trading Symbol	IETC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 5.41%.

  For the same period, the S&P Total Market Index returned 19.67%.

What contributed to performance?

During the reporting period, information technology stocks contributed the most to the Fund’s return. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index
Mar 18	$9,598	$9,736
Apr 18	$9,699	$9,770
May 18	$10,321	$10,046
Jun 18	$10,351	$10,113
Jul 18	$10,600	$10,451
Aug 18	$11,418	$10,814
Sep 18	$11,379	$10,832
Oct 18	$10,277	$10,029
Nov 18	$10,237	$10,230
Dec 18	$9,396	$9,276
Jan 19	$10,283	$10,075
Feb 19	$10,762	$10,429
Mar 19	$11,222	$10,579
Apr 19	$11,951	$11,000
May 19	$11,042	$10,290
Jun 19	$11,828	$11,011
Jul 19	$12,219	$11,173
Aug 19	$11,942	$10,947
Sep 19	$11,959	$11,136
Oct 19	$12,331	$11,373
Nov 19	$12,949	$11,803
Dec 19	$13,378	$12,143
Jan 20	$13,985	$12,128
Feb 20	$13,079	$11,135
Mar 20	$11,949	$9,597
Apr 20	$13,796	$10,870
May 20	$14,783	$11,453
Jun 20	$15,717	$11,717
Jul 20	$16,759	$12,379
Aug 20	$18,509	$13,269
Sep 20	$17,484	$12,781
Oct 20	$16,977	$12,508
Nov 20	$18,758	$14,037
Dec 20	$19,606	$14,667
Jan 21	$19,503	$14,620
Feb 21	$19,849	$15,088
Mar 21	$20,044	$15,613
Apr 21	$21,498	$16,415
May 21	$21,234	$16,489
Jun 21	$22,729	$16,907
Jul 21	$23,503	$17,198
Aug 21	$24,541	$17,690
Sep 21	$23,063	$16,887
Oct 21	$24,802	$18,021
Nov 21	$25,042	$17,756
Dec 21	$25,444	$18,430
Jan 22	$23,406	$17,324
Feb 22	$22,268	$16,888
Mar 22	$22,963	$17,435
Apr 22	$19,863	$15,863
May 22	$19,365	$15,831
Jun 22	$17,673	$14,500
Jul 22	$19,739	$15,860
Aug 22	$18,686	$15,261
Sep 22	$16,522	$13,838
Oct 22	$17,194	$14,968
Nov 22	$18,198	$15,758
Dec 22	$17,122	$14,831
Jan 23	$18,523	$15,865
Feb 23	$18,302	$15,498
Mar 23	$19,831	$15,905
Apr 23	$19,806	$16,065
May 23	$21,876	$16,135
Jun 23	$23,214	$17,240
Jul 23	$23,964	$17,861
Aug 23	$24,019	$17,511
Sep 23	$22,509	$16,673
Oct 23	$22,314	$16,224
Nov 23	$25,093	$17,747
Dec 23	$26,411	$18,696
Jan 24	$27,471	$18,903
Feb 24	$29,432	$19,930
Mar 24	$30,041	$20,574
Apr 24	$28,216	$19,667
May 24	$29,293	$20,601
Jun 24	$31,901	$21,241
Jul 24	$31,686	$21,631
Aug 24	$32,116	$22,094
Sep 24	$33,342	$22,549
Oct 24	$33,172	$22,388
Nov 24	$35,028	$23,879
Dec 24	$36,290	$23,160
Jan 25	$37,003	$23,870
Feb 25	$34,964	$23,419
Mar 25	$31,938	$22,032
Apr 25	$33,536	$21,880
May 25	$37,190	$23,282
Jun 25	$40,075	$24,475
Jul 25	$41,777	$25,033
Aug 25	$41,441	$25,602
Sep 25	$43,503	$26,486
Oct 25	$45,773	$27,068
Nov 25	$43,599	$27,111
Dec 25	$43,419	$27,109
Jan 26	$41,730	$27,532
Feb 26	$38,893	$27,381
Mar 26	$37,799	$26,029
Apr 26	$43,583	$28,743
May 26	$49,200	$30,230
Jun 26	$45,986	$30,121
Jul 26	$44,038	$29,958

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.41%	13.38%	19.39%
S&P Total Market Index...
	19.67	11.74	14.03

Performance Inception Date	Mar. 21, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 668,301,606
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 1,503,723
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$668,301,606
Number of Portfolio Holdings...
105
Net Investment Advisory Fees...
$1,503,723
Portfolio Turnover Rate...
32%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
38.8%
Software...
18.9
Interactive Media & Services...
8.2
Technology Hardware, Storage & Peripherals...
7.4
Communications Equipment...
5.7
Broadline Retail...
4.9
IT Services...
4.7
Capital Markets...
3.4
Aerospace & Defense...
1.5
Electronic Equipment, Instruments & Components...
1.5
OtherFootnote Reference(b)...
5.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.2%
Broadcom, Inc...
9.0
Microsoft Corp...
5.2
Amazon.com, Inc...
4.9
Micron Technology, Inc...
4.0
Advanced Micro Devices, Inc...
3.9
Apple, Inc...
3.6
Alphabet, Inc., Class A...
3.3
Palantir Technologies, Inc., Class A...
3.2
Alphabet, Inc., Class C, NVS...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.